4. Intangible Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Details
Course curricula	$ 2,092,638	$ 2,072,238
Call center	1,214,044	927,455
Total	3,306,682	2,999,693
Accumulated amortization	(1,934,158)	(1,762,697)
Intangible assets, net	$ 1,372,524	$ 1,236,996